Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders' Equity (Tables) [Abstract]
Summary of common stock activity
The following table summarizes common stock activity from January 1, 2012 to December 31, 2014:

	2014	2013	2012
	(In millions)
Shares outstanding at the beginning of the year	18.0	17.9	18.1
Stock grants to employees	0.1	0.1	0.1
Shares repurchased	—	—	(0.3)
Shares outstanding at the end of the year	18.1	18.0	17.9